Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.47

Data Compare Summary (Total)
Run Date - 9/20/2023 3:23:47 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	0	1	0.00%	14
Amortization Type	0	1	0.00%	14
Borrower First Name	0	1	0.00%	14
Borrower Last Name	3	14	21.43%	14
Borrower Self-Employed?	0	1	0.00%	14
City	0	14	0.00%	14
Doc Type	0	1	0.00%	14
First Payment Date	0	1	0.00%	14
Interest Only	0	1	0.00%	14
Investor: Qualifying Total Debt Ratio	4	12	33.33%	14
Lien Position	0	1	0.00%	14
LTV Valuation Value	0	1	0.00%	14
Note Date	0	14	0.00%	14
Occupancy	0	13	0.00%	14
Original CLTV	3	14	21.43%	14
Original Interest Rate	0	14	0.00%	14
Original Loan Amount	0	14	0.00%	14
Original LTV	2	14	14.29%	14
Original P&I	0	14	0.00%	14
Original Term	0	1	0.00%	14
Originator Loan Designation	3	11	27.27%	14
Prepayment Penalty	0	1	0.00%	14
Property Type	1	14	7.14%	14
Purpose	0	14	0.00%	14
Refi Purpose	0	5	0.00%	14
Representative FICO	0	14	0.00%	14
State	0	14	0.00%	14
Street	0	1	0.00%	14
Zip	1	14	7.14%	14
Total	XXX	XXX	7.23%	14